Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of share option plan
	December 31, 2022
	Number of Options	Weighted-Average Exercise price
Options outstanding at the beginning of the year	15,449,513	$0.73
Granted during the year	239,610	$6.28
Exercised during the year	(1,635,347)	$0.50
Forfeited during the year	(105,627)	$0.86
Outstanding at the end of the year	13,948,149	$0.85
Options exercisable at year-end	11,649,042	$0.77

Schedule of summarizes information about share options outstanding
Outstanding as of December 31, 2022					Exercisable as of December 31, 2022
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	13,662,376	5.42	$0.74	63,194	11,535,649	5.03	$0.74	53,603
$1.87	5,963	8.03	$1.87	21	2,608	8.03	$1.87	9
$2.10	33,126	1.69	$2.10	108	33,126	1.69	$2.10	108
$5.36	140,000	6.50	$5.36	1	-	-	-	-
$7.58	99,610	6.04	$7.58	-	74,711	6.04	$7.58	-
$9.07	7,074	5.96	$9.07	-	2,948	5.96	$9.07	-

Schedule of options granted estimate the fair value of stock-based compensation award
	2022	2021
Expected term	6-10	6-10
Expected volatility	46.71%-47.71%	46.71%-50.7%
Expected dividend rate	0%	0%
Risk-free rate	1.31%-3.00%	0.61%-1.74%

Schedule of classification of RSU's expenses
	Year Ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Cost of revenue	233	158	178
Research and development	1,766	1,684	1,267
Selling, general and administrative	4,161	7,981	3,884
Total stock-based compensation -Stock Options	6,160	9,823	5,329

Schedule of company’s RSU’s
	December 31, 2022
	Number of RSUs	Weighted-Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	133,384	$7.89
Granted during the year	3,996,976	$6.07
Vested during the year	(118,514)	$7.06
Forfeited during the year	(232,130)	$6.43
Outstanding at the end of the year	3,779,716	$6.08

Schedule of classification of RSU's expenses
	Year Ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Cost of revenue	317	6	-
Research and development	3,034	22	-
Selling, general and administrative	2,578	18	-
Total stock-based compensation-RSUs	5,929	46	-